Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
Note 4 - Inventories

	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Components	9,690	8,047
Work in process	6,584	5,179
Finished products *	6,445	4,882

	22,719	18,108

*          includes systems at customer locations not yet sold, as of December 31, 2017 and 2016, in the amount of $3,425 and $2,046 respectively.

Inventories are presented in:

	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Current assets	21,336	16,647
Long-term assets (A)	1,383	1,461

	22,719	18,108
(A)          Long-term Inventory:

At December 31, 2017, $1,383 of the Company's inventory is classified in long-term assets based on Management’s estimate based on the recent level of sales (at December 31, 2016- $1,461). These amounts are comprised of spare parts. The Company’s policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory classified as current, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

(B)          Inventory write-down

In 2017, based on Management's estimates regarding future sales, a provision of $84 was made against damaged, obsolete, excess and slow-moving inventory.

In 2016, based on Management's decision to cease the marketing of the Gryphon systems, an obsolescence provision was recorded in the amount of $4,841, against inventory.

The provisions were recorded in the costs of products sold line item in the consolidated statement of operations. The provisions result in a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.